                           PLAN INVESTMENT FUND, INC.

                               Semi-Annual Report
                                  June 30, 2000










                                            ADMINISTRATOR:

                                            (BCS LOGO)
                                            BCS FINANCIAL SERVICES CORPORATION
                                            676 N. St. Clair,  Chicago, IL 60611
                                            (312) 951-9841

--------------------------------------------------------------------------------
                  PLAN INVESTMENT FUND, INC.
--------------------------------------------------------------------------------

PRESIDENT'S LETTER

                                                              August 5, 2000
Fellow Investors:

On behalf of the Board of Trustees, I am pleased to submit the 2000 Semi-Annual report for Plan Investment Fund, Inc. As the accompanying tables show, the Portfolios continue to provide competitive returns and the highest quality ratings.

It has been five years since the introduction of the Government/REPO Portfolio, and coincidentally, it has been five years since money market rates have been above 6%. As originally planned, when interest rates begin moving upward the yield on the Government/REPO Portfolio also responds quickly to provide investors the opportunity to capture the increased return potential. If this portfolio was publicly available, it would have ranked as the leading taxable fund for the second quarter by 4 basis points. The other portfolios also continue to offer very competitive returns as a result of Plan Investment Fund's choice of talented managers and low expense ratios.

Balances in Plan Investment Fund as of June 30th are nearly the same as at the end of the last quarter and the average balance in the fund through the second quarter is down only slightly from the 1999 average.

Over the last year there has been an unceasing rise in short-term interest rates spurred by the Federal Reserve's desire to not let the economy overheat. This activity is expected to bring some slowing in the US economy for the remainder of this year and through 2001. Economic deceleration will be felt in credit sensitive sectors of the economy, primarily consumer spending and housing. However, the overall financial health of the consumer remains good.

Plan Investment Fund continues in its mission to deliver high quality, prudently managed , investment portfolios to the Blue System. These portfolios provide competitive returns coupled with personalized service dedicated to helping investors meet their goals. As always we welcome your ideas or comments about how we can improve our service or products.


                                   Sincerely,

                                   /s/ Edward J. Baran
                                   -------------------------------------
                                   Edward J. Baran
                                   President and Chief Executive Officer

--------------------------------------------------------------------------------
                COMPARATIVE PERFORMANCE: ANNUALIZED TOTAL RETURN
--------------------------------------------------------------------------------

Periods Ended                                        Three               Six                One                From
June 30, 2000                                        Months             Months              Year            Inception*
                                                  -------------      -------------      -------------      --------------
GOVERNMENT/REPO PORTFOLIO                            6.35%              6.04%              5.66%               5.51%
iMoneyNet Money Market Avg.                          5.98%              5.75%              5.38%               5.23%
Repurchase Agreements                                6.29%              6.01%              5.65%               5.50%

MONEY MARKET PORTFOLIO                               6.26%              6.04%              5.63%               5.83%
iMoneyNet Money Market Avg.                          5.98%              5.75%              5.38%               5.62%
Repurchase Agreements                                6.29%              6.01%              5.65%               5.77%

SHORT-TERM  PORTFOLIO                                7.10%              6.42%              5.45%               5.94%
6  Month  Treasury  Bill                             6.00%              5.75%              5.35%               5.70%
1 - 3  Year  Treasury  Note Index                    7.10%              6.11%              4.91%               6.75%

* Inception dates:
6/01/95 - Government/REPO Portfolio; 3/11/87 -
Money Market and Short-Term Portfolios

--------------------------------------------------------------------------------
                            PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

                                                                                          Closing             Closing
                                                    Average            Closing            Average             Average
Portfolio/Month                                      Yield              Price             Maturity             Quality
                                                  -------------      -------------      -------------      --------------
GOVERNMENT/REPO PORTFOLIO
   April                                             5.95%              $1.00              1 Day                A1+
   May                                               6.10%              $1.00              1 Day                A1+
   June                                              6.44%              $1.00              3 Days               A1+

MONEY MARKET PORTFOLIO
   April                                             5.86%              $1.00             26 Days               A1+
   May                                               6.05%              $1.00             20 Days               A1+
   June                                              6.32%              $1.00             40 Days               A1+

SHORT-TERM PORTFOLIO
   April                                             6.09%              $9.92           5.2 Months              AA+
   May                                               5.97%              $9.91           8.3 Months              AA+
   June                                              6.14%              $9.94           8.5 Months              AAA

                            GOVERNMENT/REPO PORTFOLIO

                             Statement of Net Assets
                                   (Unaudited)
                                  June 30, 2000


                                                                PERCENTAGE
                                                                    OF                    PAR
                                                                NET ASSETS               (000)                VALUE
                                                             ------------------      --------------     -------------------
---------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS                                      52.1%
---------------------------------------------------------------------------------------------------------------------------

Federal Home Loan Mortgage Corporation
   Discount Notes
   6.57% (07/03/00)                                                                      $ 136,400      $       136,350,214
                                                                                                        -------------------
   (Cost $136,350,214)

---------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                              48.4%
---------------------------------------------------------------------------------------------------------------------------

Lehman Government Securities, Inc.
   6.55% (07/03/00)
   To be repurchased at $40,021,833
   (Collateralized by $41,780,000 Federal
   Home Loan  Mortgage Corporation
   Discount Notes, due 09/14/00;
   Market Value is $41,203,437.)                                                            40,000               40,000,000

Morgan (J.P.) Securities, Inc.
    6.75% (07/03/00)
   To be repurchased at $40,022,500
   (Collateralized by $44,061,026 Government
   National Mortgage Association Bonds, 6.50%,
   due 10/15/29; Market Value is $41,200,001.)                                              40,000               40,000,000

Morgan Stanley & Co., Inc.
    6.875% (07/03/00)
   To be repurchased at $46,826,813
   (Collateralized by $44,425,000 U.S. Treasury
    Inflation Indexed Securities, 3.625%,
   due 07/15/02; Market Value is $47,940,056.)
                                                                                            46,800               46,800,000
                                                                                                        -------------------
  TOTAL REPURCHASE AGREEMENTS                                                                                   126,800,000
                                                                                                        -------------------
   (Cost $126,800,000)

TOTAL INVESTMENTS IN SECURITIES                                   100.5%                                        263,150,214
   (Cost $263,150,214*)

LIABILITIES IN EXCESS OF OTHER ASSETS                             (0.5%)                                         (1,378,109)
                                                             ------------------                         ---------------------

NET ASSETS (Applicable to 261,772,105
PCs outstanding)                                                  100.0%                                $       261,772,105
                                                             ==================                         ===================

NET ASSET VALUE, offering and
redemption price per PC
($261,772,105/261,772,105 PCs)                                                                          $              1.00
                                                                                                        ===================

* Aggregate cost for Federal tax purposes.


                See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                             Statement of Net Assets
                                   (Unaudited)
                                  June 30, 2000


                                                               PERCENTAGE
                                                                   OF                    PAR
                                                               NET ASSETS               (000)                VALUE
                                                            ------------------      --------------     -------------------

--------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS                                     6.0%
--------------------------------------------------------------------------------------------------------------------------

Federal Home Loan Mortgage Corporation
Discount Notes
6.57% (07/03/00)                                                                         $ 13,600       $        13,595,036
                                                                                                        -------------------
(Cost $13,595,036)

--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER                                                  50.9%
--------------------------------------------------------------------------------------------------------------------------

ASSET BACKED SECURITIES                                           14.4%
   Centric Capital Corp.
     6.6499% (08/24/00)                                                                     5,900               5,841,148
   Edison Asset Securitzation LLC
     6.58% (08/28/00)                                                                      10,000               9,893,989
   Enterprise Funding Corp.
     6.63% (08/25/00)                                                                       7,040               6,968,691
  Grand Funding Corp.
     6.66% (08/02/00)                                                                      10,000               9,940,800
                                                                                                       -------------------
                                                                                                               32,644,628
                                                                                                       -------------------

BANKS                                                             10.9%
  Forrestal Funding Master Trust
     6.4099% (07/17/00)                                                                    15,000              14,957,267
  Wells Fargo & Co.
     6.6199% (08/28/00)                                                                    10,000               9,893,344
                                                                                                       -------------------
                                                                                                               24,850,611
                                                                                                       -------------------

FIRE, MARINE & CASUALTY INSURANCE                                 4.0%
   USAA Capital Corp.
      6.63% (08/22/00)                                                                      9,250               9,161,416
                                                                                                       -------------------

INSURANCE                                                         4.3%
   Prudential Funding Corp.
      6.62% (12/11/00)                                                                     10,000               9,700,261
                                                                                                       -------------------

INSURANCE AGENTS, BROKERS & SERVICES                              4.3%
   Marsh USA, Inc.
      6.65% (12/11/00)                                                                     10,000               9,698,903
                                                                                                       -------------------

                             MONEY MARKET PORTFOLIO

                             Statement of Net Assets


                                                               PERCENTAGE
                                                                   OF                    PAR
                                                               NET ASSETS               (000)                 VALUE
                                                            ------------------      --------------     -------------------

INSURANCE CARRIERS, NEC                                           4.3%
   Aegon Funding Corp.
      6.58% (09/05/00)                                                                   $ 10,000       $         9,879,367

SECURITY BROKERS & DEALERS                                        4.3%
   Salomon Smith Barney Holdings, Inc.
      6.61% (09/06/00)                                                                     10,000                 9,876,981
                                                                                                       -------------------

SHORT-TERM BUSINESS CREDIT INSTITUTIONS                           4.4%
   General Electric Capital Corp.
      6.65% (08/16/00)                                                                     10,000                 9,915,028
                                                                                                       -------------------

     TOTAL COMMERCIAL PAPER                                                                                     115,727,195
                                                                                                       -------------------
     (Cost $115,727,195)

---------------------------------------------------------------------------------------------------------------------------
VARIABLE RATE OBLIGATIONS                                         40.5%
---------------------------------------------------------------------------------------------------------------------------

BANKS                                                             20.7%
   Bank One Corp.
      6.32% (07/05/00)                                                                     15,000                14,998,076
   Comerica Bank - Detroit
      6.7012% (07/25/00)                                                                   15,000                14,997,574
  First Union Corp.
      6.68% (07/03/00)                                                                     17,000                17,000,000
                                                                                                       -------------------
                                                                                                                 46,995,650
                                                                                                       -------------------

SECURITY BROKERS & DEALERS                                        6.6%
   Merrill Lynch & Co., Inc.
      6.24% (07/12/00)                                                                     15,000                14,997,635
                                                                                                       -------------------

SHORT-TERM BUSINESS CREDIT                                        6.6%
   Caterpillar Financial Services Corp.
      6.2812% (07/17/00)                                                                   15,000                14,999,672
                                                                                                       -------------------

TELECOMMUNICATIONS                                                6.6%
   AT&T Corp.
      6.24% (07/13/00)                                                                     15,000                14,999,802
                                                                                                       -------------------

      TOTAL VARIABLE RATE OBLIGATIONS                                                                            91,992,759
                                                                                                       -------------------
      (Cost $91,992,759)

                             MONEY MARKET PORTFOLIO

                             Statement of Net Assets


                                                               PERCENTAGE
                                                                   OF                    PAR
                                                               NET ASSETS               (000)                 VALUE
                                                            ------------------      --------------     -------------------

--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                             2.8%
--------------------------------------------------------------------------------------------------------------------------
   Morgan Stanley & Co., Inc.
      6.875% (07/03/00)
      To be repurchased at $6,403,667
      (Collateralized by $6,650,000  U.S.
      Treasury Bonds and Notes, 5.50%
      to 8.75%, due 3/31/01 to 8/15/20;
      Market Value is $6,717,370.)                                                        $ 6,400       $        6,400,000
                                                                                                       -------------------
      (Cost $6,400,000)

TOTAL INVESTMENTS IN SECURITIES                                        100.2%                                 227,714,990
        (Cost $227,714,990*)

LIABILITIES IN EXCESS OF OTHER ASSETS                                   (0.2%)                                   (456,078)
                                                            ------------------                         -------------------

NET ASSETS (Applicable to 227,271,796
PCs outstanding)                                                       100.0%                           $      227,258,912
                                                            ==================                         ===================

NET ASSET VALUE, offering and
redemption price per PC
($227,258,912/227,271,796 PCs)                                                                          $             1.00
                                                                                                       ===================

* Aggregate cost for Federal tax purposes.

                 See accompanying notes to financial statements.

                              SHORT-TERM PORTFOLIO

                             STATEMENT OF NET ASSETS
                                   (Unaudited)
                                  June 30, 2000

                                                               PERCENTAGE
                                                                   OF                      PAR
                                                               NET ASSETS                  (000)                 VALUE
                                                            -----------------            ---------           -------------
--------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY NOTES                                               16.0%
--------------------------------------------------------------------------------------------------------------------------

   U.S. Treasury Notes
      6.625% (07/31/01)                                                                  $    720            $    721,125
      6.375% (04/30/02)                                                                       450                 449,438
      6.625% (05/31/02)                                                                     2,500               2,509,375
                                                                                                             -------------

      TOTAL U.S. TREASURY                                                                                       3,679,938
      (Cost $3,661,074)                                                                                      -------------

--------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS                                      5.1%
--------------------------------------------------------------------------------------------------------------------------

   Federal Home Loan Mortgage
   Corporation  Gold Balloon
      6.50% (7/31/00)                                                                       1,202               1,173,148
      (Cost $1,204,872)                                                                                      -------------

--------------------------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES                                           17.1%
--------------------------------------------------------------------------------------------------------------------------

   Case Equipment Loan Trust
      5.285% (08/01/00)                                                                       662                 660,500

   Daimler Chrysler Auto Trust Series 2000A
      6.76% (05/01/01)                                                                      1,500               1,494,870

   Honda Auto Lease Trust Series 1999A
      6.45% (09/01/00)                                                                        500                 496,590

   Honda Auto Receivables Grantor Trust
   Series 1997A
      5.85% (09/01/00)                                                                        142                 141,869

   Nissan Auto Receivables Owner
   Trust 2000B
      7.25% (04/15/02)                                                                        440                 440,893

   Union Acceptance Corp.
      7.44% (04/01/02)                                                                        700                 702,513
                                                                                                             -------------

   TOTAL ASSET BACKED SECURITIES                                                                                3,937,235
      (Cost $3,939,914)                                                                                      -------------

                              SHORT-TERM PORTFOLIO

                             STATEMENT OF NET ASSETS

                                                               PERCENTAGE
                                                                   OF                      PAR
                                                               NET ASSETS                  (000)                 VALUE
                                                            -----------------            ---------           -------------
--------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT                                            6.5%
--------------------------------------------------------------------------------------------------------------------------

BANKS
   Bank of America
      6.52% (01/25/01)                                                                   $  1,500            $  1,498,444
      (Cost $1,500,000)                                                                                      -------------

--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER                                                  38.0%
--------------------------------------------------------------------------------------------------------------------------

BEVERAGES                                                          6.9%
   Anheuser-Bush Cos., Inc.
      6.20% (10/04/00)                                                                      1,000                 983,122
   Pepsico, Inc.
      6.65% (07/05/00)                                                                        605                 604,553
                                                                                                             -------------
                                                                                                                1,587,675
CHEMICALS                                                          4.3%
   Dupont (E.I.) de Nemours & Co.
      6.07% (07/10/00)                                                                      1,000                 998,463

FINANCE                                                           14.4%
   American Express Credit Corp.
      6.07% (07/17/00)                                                                        700                 698,084
   Ford Motor Credit Co.
      6.57% (11/30/00)                                                                        545                 529,583
   Goldman Sachs Group L.P.
      6.14% (07/10/00)                                                                        700                 698,912
   Met Life Funding Corp.
      6.11% (07/20/00)                                                                        700                 697,640
   Morgan Stanley, Inc.
      6.55% (07/17/00)                                                                        700                 697,933
                                                                                                             -------------
                                                                                                                3,322,152
                                                                                                             -------------

FINANCIAL                                                          4.3%
   Corporate Asset Funding Co.
      6.12% (07/10/00)                                                                      1,000                 998,450
                                                                                                             -------------

INSURANCE                                                          2.1%
   Prudential Funding Corp.
      6.60% (12/04/00)                                                                        500                 485,425
                                                                                                             -------------

                              SHORT-TERM PORTFOLIO

                             STATEMENT OF NET ASSETS

                                                               PERCENTAGE
                                                                   OF                      PAR
                                                               NET ASSETS                  (000)                 VALUE
                                                            -----------------            ---------           -------------
UTILITIES - ELECTRIC                                               3.0%
   Union Electric Co.
      6.95% (07/03/00)                                                                   $    690            $    689,734
                                                                                                             -------------

UTILITIES - TELEPHONE                                              3.0%
   AT&T Co.
      6.61% (11/29/00)                                                                        700                 680,207
                                                                                                             -------------

      TOTAL COMMERCIAL PAPER                                                                                    8,762,106
      (Cost $8,763,795)                                                                                      -------------

--------------------------------------------------------------------------------------------------------------------------
VARIABLE RATE OBLIGATIONS                                          4.3%
--------------------------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES
   Fleet Financial Group
      6.98% (09/27/00)                                                                      1,000                 997,925
      (Cost $1,000,000)                                                                                      -------------

--------------------------------------------------------------------------------------------------------------------------
FIXED RATE OBLIGATIONS                                            12.9%
--------------------------------------------------------------------------------------------------------------------------

FINANCE                                                            2.2%
   Merrill Lynch & Co.
      6.72% (02/14/01)                                                                        500                 498,032
                                                                                                             -------------

FINANCIAL SERVICES                                                 8.6%
   General Electric Capital Corp.
      6.33% (09/17/01)                                                                      2,000               1,980,172
                                                                                                             -------------

FINANCIAL                                                          2.1%
   CIT Group, Inc.
      7.375% (03/15/03)                                                                       500                 493,470
                                                                                                             -------------

      TOTAL MEDIUM TERM NOTES                                                                                   2,971,674
      (Cost $2,997,109)                                                                                      -------------

                              SHORT-TERM PORTFOLIO

                             STATEMENT OF NET ASSETS

                                                               PERCENTAGE
                                                                   OF
                                                               NET ASSETS                                        VALUE
                                                            -----------------                                -------------

TOTAL INVESTMENTS IN SECURITIES                                   99.9%                                        23,020,470
      (Cost $23,066,764 *)                                  -----------------



OTHER ASSETS IN EXCESS OF LIABILITIES                              0.1%                                            31,930
                                                            -----------------                                -------------

NET ASSETS (Applicable to 2,320,069
PCs outstanding)                                                 100.0%                                      $ 23,052,400
                                                            =================                                =============

NET ASSET VALUE, offering and
redemption price per PC
($23,052,400/2,320,069 PCs)                                                                                  $       9.94
                                                                                                             =============





*    Aggregate cost for Federal tax purposes.
     The aggregate gross unrealized
     appreciation or depreciation for all
     securities is as follows: excess of
     value over tax cost $22,956; excess of
     tax cost over value $69,250.

                See accompanying notes to financial statements.

                            STATEMENTS OF OPERATIONS
                                   (Unaudited)

                         SIX MONTHS ENDED JUNE 30, 2000


                                      GOVERNMENT/REPO   MONEY MARKET     SHORT-TERM
                                         PORTFOLIO        PORTFOLIO       PORTFOLIO
                                        ------------    ------------    ------------
INTEREST INCOME                         $  6,163,551    $ 12,025,243    $    911,584
                                        ------------    ------------    ------------

EXPENSES
   Investment advisory fee                   198,242         356,373          45,142
   Administration fee                         50,756          98,858           7,524
   Custodian                                  15,715          24,029           5,278
   Audit                                       6,320          11,707           1,499
   Insurance                                   3,523          12,001           1,288
   Legal                                       6,640           9,320             994
   Printing                                    1,877           2,240             450
   Professional services                       4,660           2,986             -
   Transfer agent                              3,460           5,707             600
   Trustee expenses                            1,423           3,600             300
   Service agent                                 -               -            50,001
   Miscellaneous                                 212              60             965
                                        ------------    ------------    ------------
            Total Expenses                   292,828         526,881         114,041
   Less Fees waived                         (191,315)         (3,015)        (68,899)
                                        ------------    ------------    ------------
                     Net Expenses            101,513         523,866          45,142
                                        ------------    ------------    ------------

NET INVESTMENT INCOME                      6,062,038      11,501,377         866,442

NET REALIZED LOSS ON SECURITIES SOLD             -            (8,974)       (143,136)
UNREALIZED APPRECIATION OF SECURITIES            -               -           192,928
                                        ------------    ------------    ------------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                      $  6,062,038    $ 11,492,403    $    916,234
                                        ============    ============    ============

                See accompanying notes to financial statements.

                            GOVERNMENT/REPO PORTFOLIO


                       STATEMENTS OF CHANGES IN NET ASSETS

                                                 SIX MONTHS ENDED     YEAR ENDED
                                                  JUNE 30, 2000     DECEMBER 31, 1999
                                                 ---------------    -----------------
                                                  (Unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

   Net investment income                         $     6,062,038    $     9,056,869
   Net realized gain (loss) on securities sold              --                 --
                                                 ---------------    ---------------
      Net increase in net assets
         resulting from operations                     6,062,038          9,056,869
                                                 ---------------    ---------------

DIVIDENDS TO PARTICIPATION
CERTIFICATE HOLDERS:

   From net investment income $.029
      and $.049 per PC                                (6,062,038)        (9,056,869)
                                                 ---------------    ---------------

CAPITAL TRANSACTIONS:

   Proceeds from sale of 1,848,918,323
      and 2,921,614,052 PCs                        1,848,918,323      2,921,614,052

   Value of 1,930,213 and 2,740,565 PCs
      issued in reinvestment of dividends              1,930,213          2,740,565

   Cost of 1,691,949,232 and 2,946,168,096
      PCs repurchased                             (1,691,949,232)    (2,946,168,096)
                                                 ---------------    ---------------

   Increase (decrease) in net assets derived
      from capital transactions                      158,899,304        (21,813,479)
                                                 ---------------    ---------------

   Total increase (decrease) in net assets           158,899,304        (21,813,479)

NET ASSETS:

   Beginning of period                               102,872,801        124,686,280
                                                 ---------------    ---------------

   End of period                                 $   261,772,105    $   102,872,801
                                                 ===============    ===============

                 See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO


                       STATEMENTS OF CHANGES IN NET ASSETS


                                                   SIX MONTHS ENDED       YEAR ENDED
                                                    JUNE 30, 2000     DECEMBER 31, 1999
                                                   ---------------    -----------------
                                                     (Unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

   Net investment income                           $    11,501,377    $    20,298,065
   Net realized gain (loss) on securities sold              (8,974)            (3,910)
                                                   ---------------    ---------------
      Net increase in net assets
         resulting from operations                      11,492,403         20,294,155
                                                   ---------------    ---------------

DIVIDENDS TO PARTICIPATION
CERTIFICATE HOLDERS:

   From net investment income $.029
      and $.049 per PC                                 (11,501,377)       (20,298,065)

   Net capital gains                                          --                 --
                                                   ---------------    ---------------

   Total distributions                                 (11,501,377)       (20,298,065)
                                                   ---------------    ---------------

CAPITAL TRANSACTIONS:

   Proceeds from sale of 2,175,139,726
     and 3,577,865,628 PCs                           2,175,139,726      3,577,865,628

   Value of 6,765,528 and 15,097,502 PCs
      issued in reinvestment of dividends                6,765,528         15,097,502

   Cost of 2,380,657,007 and 3,655,063,876
      PCs repurchased                               (2,380,657,007)    (3,655,063,876)
                                                   ---------------    ---------------

   Increase (decrease) in net assets derived
      from capital transactions                       (198,751,753)       (62,100,746)
                                                   ---------------    ---------------

   Total increase (decrease) in net assets            (198,760,727)       (62,104,656)

NET ASSETS:

   Beginning of period                                 426,019,639        488,124,295
                                                   ---------------    ---------------

   End of period                                   $   227,258,912    $   426,019,639
                                                   ===============    ===============

                 See accompanying notes to financial statements

                              SHORT-TERM PORTFOLIO


                       STATEMENT OF CHANGES IN NET ASSETS

                                                SIX MONTHS ENDED     YEAR ENDED
                                                 JUNE 30, 2000   DECEMBER 31, 1999
                                                 -------------   -----------------
                                                 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

   Net investment income                         $    866,442    $  3,126,064
   Net realized gain (loss) on securities sold       (143,136)        (32,174)
   Unrealized appreciation (depreciation)
      of securities                                   192,928        (404,457)
                                                 ------------    ------------
         Net increase in net assets
            resulting from operations                 916,234       2,689,433
                                                 ------------    ------------

DIVIDENDS TO PARTICIPATION
CERTIFICATE HOLDERS:

   From net investment income $.288
      and $.502 per PC                               (866,442)     (3,126,064)
                                                 ------------    ------------

CAPITAL TRANSACTIONS:

   Proceeds from sale of 807,269 and
      6,644,257 PCs                                 8,000,040      66,300,020

   Value of 64,553 and 180,621 PCs
      issued in reinvestment of dividends             640,137       1,799,213

   Cost of  1,872,905 and 8,372,866
      PCs repurchased                             (18,578,754)    (83,388,894)
                                                 ------------    ------------

   Increase (decrease) in net assets derived
      from capital transactions                    (9,938,577)    (15,289,661)
                                                 ------------    ------------

   Total increase (decrease) in net assets         (9,888,785)    (15,726,292)

NET ASSETS:

   Beginning of period                             32,941,185      48,667,477
                                                 ------------    ------------

   End of period                                 $ 23,052,400    $ 32,941,185
                                                 ============    ============

                 See accompanying notes to financial statements.

                            GOVERNMENT/REPO PORTFOLIO


                              FINANCIAL HIGHLIGHTS

     For a Participation Certificate (PC) Outstanding Throughout the Period

                                             Six Months        YEAR          YEAR          YEAR          YEAR        6/1/95(1)
                                               ENDED           ENDED         ENDED         ENDED         ENDED        THROUGH
                                              06/30/00       12/31/99      12/31/98      12/31/97      12/31/96      12/31/95
                                             ---------       ---------     ---------     ---------     ---------     ---------
                                            (Unaudited)
Net Asset Value, Beginning of Period         $    1.00       $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                             ---------       ---------     ---------     ---------     ---------     ---------

Income From Investment Operations:
---------------------------------
Net Investment Income                            0.029           0.049         0.054         0.054         0.053         0.034
Net Realized Gain (Loss) on Investments              0               0             0             0             0             0
                                             ---------       ---------     ---------     ---------     ---------     ---------

Total From Investment Operations                 0.029           0.049         0.054         0.054         0.053         0.034
                                             ---------       ---------     ---------     ---------     ---------     ---------

Less Distributions:
------------------
Dividends to PC holders from
   Net Investment Income                        (0.029)         (0.049)       (0.054)       (0.054)       (0.053)       (0.034)
Distributions to PC holders from
   Net Capital Gains                                 0               0             0             0             0             0
                                             ---------       ---------     ---------     ---------     ---------     ---------
Total Distributions                             (0.029)         (0.049)       (0.054)       (0.054)       (0.053)       (0.034)
                                             ---------       ---------     ---------     ---------     ---------     ---------

Net Asset Value, End of Period               $    1.00       $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                             =========       =========     =========     =========     =========     =========

Total Return                                      6.04% (3)       5.05%         5.48%         5.57%         5.42%         5.99% (3)

Ratios/Supplemental Data:
------------------------
Net Assets, End of Period (000)              $ 261,772       $ 102,873     $ 124,686     $ 199,238     $ 156,382     $ 119,080
Ratio of Expenses to Average
   Net Assets(2)                                  0.10% (3)       0.10%         0.10%         0.10%         0.10%         0.10% (3)
Ratio of Net Investment Income
   to Average Net Assets                          5.88% (3)       4.98%         5.36%         5.44%         5.29%         5.78% (3)

--------------------------------------

(1)  Commencement of operations

(2) Without the waiver of a portion of advisory and administration fees (see Note C), the ratio of expenses to average daily net assets would have been .29% (annualized) for the six months ended June 30, 2000 and .30%, .28%, .29%, .29% and .30% for the fiscal periods ended December 31, 1999, 1998, 1997, 1996 and 1995, respectively.

(3)  Annualized

                See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO


                              FINANCIAL HIGHLIGHTS

     For a Participation Certificate (PC) Outstanding Throughout the Period

                                          SIX MONTHS          YEAR          YEAR          YEAR          YEAR           YEAR
                                             ENDED            ENDED         ENDED         ENDED         ENDED          ENDED
                                           06/30/00         12/31/99      12/31/98      12/31/97      12/31/96       12/31/95
                                           ---------        ---------     ---------     ---------     ---------      ---------
                                          (Unaudited)
Net Asset Value, Beginning of Period       $    1.00        $    1.00     $    1.00     $    1.00     $    1.00      $    1.00
                                           ---------        ---------     ---------     ---------     ---------      ---------

Income From Investment Operations:
---------------------------------
Net Investment Income                          0.029            0.049         0.053         0.054         0.052          0.058
Net Realized Gain (Loss) on Investments            0                0             0             0             0              0
                                           ---------        ---------     ---------     ---------     ---------      ---------

Total From Investment Operations               0.029            0.049         0.053         0.054         0.052          0.058
                                           ---------        ---------     ---------     ---------     ---------      ---------

Less Distributions:
------------------
Dividends to PC holders from
   Net Investment Income                      (0.029)          (0.049)       (0.053)       (0.054)       (0.052)        (0.058)
Distributions to PC holders from
   Net Capital Gains                               0                0             0             0             0              0
                                           ---------        ---------     ---------     ---------     ---------      ---------

Total Distributions                           (0.029)          (0.049)       (0.053)       (0.054)       (0.052)        (0.058)
                                           ---------        ---------     ---------     ---------     ---------      ---------

Net Asset Value, End of Period             $    1.00        $    1.00     $    1.00     $    1.00     $    1.00      $    1.00
                                           =========        =========     =========     =========     =========      =========

Total Return                                    6.04% (2)        5.02%         5.42%         5.51%         5.38%          5.97%

Ratios/Supplemental Data:
------------------------
Net Assets, End of Period (000)            $ 227,259        $ 426,020     $ 488,124     $ 414,625     $ 524,872      $ 584,976
Ratio of Expenses to Average
   Net Assets(1)                                0.27% (2)        0.27%         0.26%         0.25%         0.23%          0.24%
Ratio of Net Investment Income
   to Average Net Assets                        5.88% (2)        4.90%         5.28%         5.38%         5.24%          5.82%

--------------------------------------

(1) Without the waiver of a portion of advisory and administration fees (see Note C), the ratios of expenses to average daily net assets would have been .24% and .25% for the fiscal periods ended December 31, 1996 and 1995, respectively.

(2)  Annualized

                See accompanying notes to financial statements.

                              SHORT-TERM PORTFOLIO


                              FINANCIAL HIGHLIGHTS

     For a Participation Certificate (PC) Outstanding Throughout the Period

                                           SIX MONTHS           YEAR          YEAR         YEAR          YEAR          YEAR
                                              ENDED             ENDED         ENDED        ENDED         ENDED         ENDED
                                            06/30/00          12/31/99      12/31/98     12/31/97      12/31/96      12/31/95
                                            --------          --------      --------     --------      --------      --------
                                           (Unaudited)
Net Asset Value, Beginning of Period        $   9.92          $  10.00      $   9.97     $   9.95      $  10.00      $   9.93
                                            --------          --------      --------     --------      --------      --------

Income From Investment Operations:
---------------------------------
Net Investment Income                          0.288             0.502         0.540        0.547         0.542         0.599
Net Realized and Unrealized
   Gain (Loss) on Investments                  0.020            (0.080)        0.030        0.020        (0.050)        0.070
                                            --------          --------      --------     --------      --------      --------
Total From Investment Operations               0.308             0.422         0.570        0.567         0.492         0.669
                                            --------          --------      --------     --------      --------      --------

Less Distributions:
------------------
Dividends to PC holders from
   Net Investment Income                      (0.288)           (0.502)       (0.540)      (0.547)       (0.542)       (0.599)
Distributions to PC holders from
   Net Capital Gains                               0                 0             0            0             0             0
                                            --------          --------      --------     --------      --------      --------
Total Distributions                           (0.288)           (0.502)       (0.540)      (0.547)       (0.542)       (0.599)
                                            --------          --------      --------     --------      --------      --------
Net Asset Value, End of Period              $   9.94          $   9.92      $  10.00     $   9.97      $   9.95      $  10.00
                                            ========          ========      ========     ========      ========      ========

Total Return                                    6.42% (3)         4.33%         5.86%        5.85%         5.08%         6.92%

Ratios/Supplemental Data:
------------------------
Net Assets, End of Period (000)             $ 23,052          $ 32,941      $ 48,667     $ 46,405      $ 69,940      $ 63,922
Ratio of Expenses to Average
   Net Assets(1)                                0.30% (3)         0.30%         0.30%        0.30%         0.30%         0.30%
Ratio of Net Investment Income
   to Average Net Assets                        5.76% (3)         5.01%         5.42%        5.47%         5.43%         6.00%
Portfolio Turnover Rate(2)                      56.8%            106.6%         10.2%        79.2%        119.0%         64.8%

----------------------------------------

(1) Without the waiver of a portion of advisory, service agent and administration fees (see Note C), the ratios of expenses to average daily net assets would have been .76% (annualized) for the six months ended June 30, 2000 and .54%, .59%, .57%, .48% and .43% for the fiscal periods
     December 31, 1999, 1998, 1997, 1996 and 1995, respectively.

(2)  Excludes security purchases with a maturity of less than one year.

(3)  Annualized

                See accompanying notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS


A. Plan Investment Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end regulated investment company. The Fund consists of three separate portfolios, the Government/REPO Portfolio, the Money Market Portfolio and the Short-Term Portfolio (the "Portfolio(s)"). The Fund is authorized to issue five billion Participation Certificates ("PCs"), par value $.001 per PC. The Fund presently offers three classes of PCs as follows: the Government/REPO Portfolio - one billion PCs authorized, the Money Market Portfolio - two billion PCs authorized and the Short-Term Portfolio - one billion PCs authorized.

B.    Significant accounting policies relating to the Fund are as follows:

      Security Valuation - Government/REPO Portfolio and Money Market Portfolio:
      Securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity or sale of the security.

      Security Valuation - Short-Term Portfolio: Securities for which market quotations are readily available (other than debt securities with remaining maturities of 60 days or less) are valued at the most recent quoted bid price provided by investment dealers. Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis (unless the Board determines that such basis does not represent fair value at that time).

      Securities Transactions and Investment Income - Securities transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis.

      Dividends to Participation Certificate Holders - Dividends of net investment income of the Portfolios are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. The Portfolios intend, subject to the use of offsetting capital loss carry-forwards, to distribute net realized short- and long-term capital gains, if any, once each year.

      Federal Income Taxes - No provision is made for federal taxes as it is each Portfolio's intention to continue to qualify as a regulated investment company and to make the requisite distributions to Participation Certificate Holders which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes. At June30, 2000, the Short-Term Portfolio had capital loss carry-forwards amounting to $854,279, $114,232, $40,211 and $32,174 that expire in 2002,
      2004, 2005 and 2007 respectively. These loss carry-forwards are available to offset possible future capital gains of the Short-Term Portfolio. At June 30, 2000, the Money Market Portfolio had a capital loss carry-forward amounting to $3,910 that expires in 2007. This loss carry-forward is available to offset possible future capital gains of the Money Market Portfolio.

      Repurchase Agreements - Each Portfolio may agree to purchase money market instruments from financial institutions such as banks and broker-dealers subject to the seller's agreement to repurchase them at an agreed upon date and price ("repurchase agreements"). Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller under a repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund's custodian or an authorized securities depository. All repurchase agreements were entered into on June 30, 2000.

      Estimated Maturities - The maturity of collateralized mortgage obligations and other asset backed securities may vary due to prepayments of principal. The maturity dates for these securities are estimates based on historic prepayment factors.

      Variable Rate Obligations - For variable rate obligations, the interest rate presented is as of June 30, 2000, and the maturity shown is the date of the next interest readjustment.

      Management Estimates - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

C. The Fund has entered into agreements for advisory, administrative, service agent, custodian and transfer agent services as follows:

      Government/REPO Portfolio and Money Market Portfolio - BlackRock Institutional Management Corporation ("BIMC"), an indirect majority owned subsidiary of PNC Bank National Association, serves as the Portfolios' investment advisor and service agent. As compensation for its services the Portfolios pay BIMC a fee, computed daily and paid monthly based upon an annualized percentage of the average daily net assets, at the following rate: .20% of the first $250 million, .15% of the next $250 million, .12% of the next $250 million, .10% of the next $250 million, and .08% of amounts in excess of $1 billion.

      Short-Term Portfolio - Neuberger Berman ("NB"), a Delaware Limited Liability Corporation, serves as the Portfolio's investment advisor. As compensation for its services, the Portfolio pays NB a fee, computed daily and paid monthly based upon an annualized percentage of the average daily net assets, at the following rate: .30% of the first $50 million, .20% of the next $50 million, .15% of the next $150 million, and .10% of amounts in excess of $250 million.

      BCS Financial Services Corporation ("BCS") serves as the Fund's administrator with respect to the Fund's overall operations and relations with holders of PCs. As compensation for its services each Portfolio pays BCS a fee, computed daily and payable monthly at an annual rate not to exceed .05% of the average daily net assets of each of the Fund's Portfolios.

      PFPC Trust Company ("PFPC Trust"), an affiliate of PNC Bank National Association, acts as custodian of the Fund's assets and PFPC Inc. ("PFPC"), an affiliate of PNC Bank, acts as the Fund's transfer agent and dividend disbursing agent. In addition, BIMC serves as the Short-Term Portfolio service agent. PFPC Trust, BIMC and PFPC receive fees from the Fund for serving in these capacities.

      BIMC and NB have agreed contractually to reduce their advisory fees otherwise payable to them in 2000 to the extent necessary to reduce the ordinary operating expenses of the Portfolios individually so that they do not exceed 0.30 of one percent (0.30%) of each Portfolio's average net assets for the year. Under these contractual agreements, NB waived $28,258 of such fees payable by the Short-Term Portfolio for the period ended June 30, 2000. BIMC voluntarily waived $38,182 of service agent fees and BCS voluntarily waived $2,459 of administrator fees payable by the Short-Term Portfolio during this period. In addition, BIMC voluntarily waived $2,261 and $157,287 of advisory fees and BCS voluntarily waived $754 and $34,028 of administrator fees payable by the Money Market Portfolio and Government/REPO Portfolio, respectively, during this period.

D.    At June 30, 2000, net assets consisted of:

                                             Government/REPO     Money Market      Short-Term
                                                Portfolio          Portfolio       Portfolio
                                             ---------------     ------------     -----------
        Capital paid in....................    $261,772,105      $227,271,796     $24,282,726
        Accumulated realized loss on
          security transactions............         --                (12,884)     (1,184,032)
        Net unrealized depreciation of
          investments......................         --                --              (46,294)
                                               ------------      ------------     -----------

                                               $261,772,105      $227,258,912     $23,052,400
                                               ============      ============     ===========


Short-Term Portfolio purchases and sales of investment securities, other than short-term investments, were $8,991,085 and $13,758,339, respectively, and purchases and sales of U.S. Government securities were $4,354,827 and $697,430 respectively, for the period ended June 30, 2000.

               ANNUAL MEETING OF PARTICIPATION CERTIFICATE HOLDERS
                                   (Unaudited)

The 2000 Plan Investment Fund, Inc. Annual Meeting of Participation Certificate Holders was held on April 25, 2000. At this meeting the Participation Certificate Holders elected the slate of Trustee nominees recommended by the Board of Trustees, ratified the selection of PricewaterhouseCoopers LLP, as the independent certified public accountants for the fiscal year ending December 31, 2000 and ratified amendment of the fundamental limitations of the Money Market Portfolio. A total of 478,746,885.17 Participation Certificates, representing 84.9% of the Participation Certificates eligible to be voted at the meeting were voted as follows:

                                         For             Against         Abstain
                                         ---             -------         -------

Election of Trustee Nominees        478,746,885.17          0               0

Ratification of independent
  certified public accountants      478,054,722.74          0           692,162.43

Ratification of amendment
to fundamental limitation of
Money Market Portfolio              380,155,577.38      335,520.11          0

                           PLAN INVESTMENT FUND, INC.

                                676 N. St. Clair
                             Chicago, Illinois 60611
                                 (312) 951-9841

                                    TRUSTEES

       EDWARD J. BARAN                       MARK A. ORLOFF
       President and                         Vice President and
         Chief Executive Officer               Deputy General Counsel
       Plan Investment Fund, Inc.            Blue Cross and Blue Shield
       BCS Financial Corporation               Association

       HOWARD F. BEACHAM III                 JED H. PITCHER
       President and                         Chairman of the Board and
         Chief Operating Officer               Chief Executive Officer
       Blue Cross and Blue Shield            Regence Blue Cross and Blue Shield
         of Central New York, Inc.             of Utah

       PHILLIP A. GOSS                       JOSEPH REICHARD
       Vice President                        Vice President, Treasury Services &
         Corporate Development                 Assistant Treasurer
       Blue Cross and Blue Shield            Highmark, Inc.
         of Illinois

       RONALD F. KING                        M. EDWARD SELLERS
       President and                         President and
         Chief Executive Officer               Chief Executive Officer
       Blue Cross and Blue Shield            Blue Cross and Blue Shield
         of Oklahoma                           of South Carolina

       JAMES M. MEAD
       President and
         Chief Executive Officer
       Capital Blue Cross


                               INVESTMENT ADVISORS
                               -------------------

       GOVERNMENT/REPO PORTFOLIO                          SHORT TERM PORTFOLIO
       AND MONEY MARKET PORTFOLIO                         Neuberger Berman
       --------------------------
       BlackRock Institutional Management Corporation     New York, New York
       Wilmington, Delaware